Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is the supplemental cash flow information for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Interest paid	$18,674	$19,531
Income taxes paid	604	621

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,991	$(3,795)
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Real estate investments	$—	$43,497
Real estate notes receivable	—	(37,403)
Intangible assets	—	10,503
Accounts payable and accrued liabilities	—	16,597
Financing Activities:
Issuance of units under the DRIP	$—	$31,916
Distributions declared, but not paid, including units issued under the DRIP	32,493	11,284
Offering costs transferred to partners’ capital	1,187	—

The following is the supplemental cash flow information for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$38,560	$38,288	$30,438
Income taxes paid	1,090	1,045	345

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,575	$5,448	$2,768
Note receivable included in the consideration for the acquisition of a building	37,264	—	—
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Debt, net	$—	$6,657	$190,294
Net change in security deposits, prepaid rent and other liabilities	—	—	14,552
Issuance of units in connection with an acquisition	—	—	1,557
Financing Activities:
Issuance of units under the DRIP	$31,916	$75,864	$56,551
Distributions declared, but not paid, including units issued under the DRIP	30,959	14,120	12,317
Adjustment to redeemable noncontrolling interests	—	—	(275)